Cover	Sep. 30, 2020
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Sep. 30, 2020
Entity File Number	001-38804
Entity Registrant Name	Zynex, Inc.
Entity Central Index Key	0000846475
Entity Tax Identification Number	90-0275169
Entity Incorporation, State or Country Code	NV
Entity Address, Address Line One	9555 Maroon Circle
Entity Address, City or Town	Englewood
Entity Address, State or Province	CO
Entity Address, Postal Zip Code	80112
City Area Code	303
Local Phone Number	703-4906
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, $0.001 par value per share
Trading Symbol	ZYXI
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false